Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits
Schedule of employee welfare benefits expenses

	For the year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Medical and welfare defined contribution plan	21,869	38,183	13,091
Other employee benefits	2,741	969	310
Total	24,610	39,152	13,401